Derivative financial instruments - Accumulated fair value adjustments of the hedged items (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk on finance debt
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	$ 0	$ 0
Hedged item, liabilities	(4,196)	(13,441)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	0	0
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(81)	(100)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, discontinued hedges	(775)	(714)
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	0	0
Hedged item, liabilities	(23,253)	(21,240)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	0	0
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(938)	(525)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, discontinued hedges	$ 0	$ 0